Equity - Share Repurchase Program (Details) - USD ($)	12 Months Ended			23 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	May 06, 2019	Jan. 31, 2018	Apr. 27, 2016
Equity, Class of Treasury Stock [Line Items]
Treasury shares repurchased	$ 74,450,000	$ 104,685,000	$ 60,970,000
Sixth Share Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Amount authorized to repurchase shares					$ 100,000,000
Treasury shares repurchased (in shares)	0
Fifth Share Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Amount authorized to repurchase shares						$ 200,000,000
Treasury shares repurchased (in shares)	2,000,000.0	2,900,000		4,900,000
Treasury shares repurchased	$ 74,500,000	$ 104,700,000		$ 179,100,000
Fourth Share Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Amount authorized to repurchase shares							$ 100,000,000
Treasury shares repurchased (in shares)			1,900,000
Treasury shares repurchased			$ 61,000,000.0